Fixed assets - Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	€ (56)	€ (17)	€ (30)
Mobile Financial Services
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(21)
Enterprise
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(20)
France (excluding Enterprise), operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(15)	(1)	(15)
International Carriers & Shared Services
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets		(2)	(7)
Poland
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(2)	(11)	(7)
Other cash generating units excluding Niger, Democratic Republic of the Congo, and Egypt [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	€ 1	€ (2)	€ (1)